Subsequent Events - Additional Information (Details) - USD ($) $ in Millions		2 Months Ended	11 Months Ended
	Jan. 01, 2022	Feb. 28, 2022	Dec. 31, 2021
Subsequent Event | Bitmain Technologies Limited
Subsequent Event [Line Items]
Payments made related to purchase commitments		$ 22.3
Subsequent Event | SuperAcme Technology (Hong Kong)
Subsequent Event [Line Items]
Payments made related to purchase commitments		18.5
Subsequent Event | Bitfury USA Inc
Subsequent Event [Line Items]
Payments made related to purchase commitments		$ 18.0
Service-Based RSUs
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			5,750,566
Service-Based RSUs | Subsequent Event
Subsequent Event [Line Items]
Shares repurchased for tax withholdings owed by employees	659,231
Service-Based RSUs | Employees and Consultants | Subsequent Event
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,554,064